Long-Term Debt (Details 4) (Secured Notes due 2018, USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 04, 2013	May 31, 2013 item	Feb. 28, 2013 item	Mar. 15, 2012
Long-Term Debt
Stated interest rate (as a percent)		13.00%		13.00%
Cash Interest Portion (as a percent)	5.00%	4.00%	4.00%
PIK Interest Portion or PIK Interest (as a percent)	8.00%	9.00%	9.00%
Accrued cash interest	$ 14,900,000
Accrued PIK interest	23,600,000	29,200,000	23,300,000
PIK interest recorded as an increase to Secured Notes		24,400,000	11,900,000
PIK interest recorded as a long-term obligation in other liabilities		$ 4,800,000	$ 11,400,000
Interest Rate Increase (as a percent)		1.00%	1.00%
Interest form election period	12 months	12 months	12 months
PIK Interest rate prior to interest form election period (as a percent)		1.00%	1.00%
Decrease in interest rates as a result of 12-Month Cash Election (as a percent)		1.00%	1.00%
Number of consecutive annual periods beginning March 15, 2013		3	3
Increase in penalty interest (as a percent)		0.25%	0.25%
Period for which penalty interest will consecutively increase		1 year	1 year
Maximum additional interest rate in case of failure to consummate exchange offer (as a percent)		1.00%	1.00%
Prior to March 15, 2015
Long-Term Debt
Redemption price as a percentage of principal amount, if using proceeds of equity offerings		113.00%	113.00%
Redemption price of debt instrument as a percentage of principal amount		100.00%	100.00%
Twelve-month period beginning March 15, 2015
Long-Term Debt
Redemption price of debt instrument as a percentage of principal amount		106.50%	106.50%
Twelve-month period beginning March 15, 2016
Long-Term Debt
Redemption price of debt instrument as a percentage of principal amount		103.25%	103.25%
Twelve-month period beginning March 15, 2017 and thereafter
Long-Term Debt
Redemption price of debt instrument as a percentage of principal amount		100.00%	100.00%
Maximum | Prior to March 15, 2015
Long-Term Debt
Percentage of the principal amount that may be redeemed with proceeds from public equity offerings		35.00%	35.00%